Related Parties (Details) - Schedule of Other Related Party Balances - USD ($)	Sep. 30, 2023	Jun. 30, 2023
100% Subsidiary of Bioceres S.A. - Bioceres LLC [Member]
Related Parties (Details) - Schedule of Other Related Party Balances [Line Items]
Other related party balances	$ (623,629)	$ (623,629)
Moolec S.A. Shareholders [Member]
Related Parties (Details) - Schedule of Other Related Party Balances [Line Items]
Other related party balances	9,109,544	8,763,027
Union Group Ventures Limited [Member]
Related Parties (Details) - Schedule of Other Related Party Balances [Line Items]
Other related party balances	(677,000)	(677,000)
INDEAR S.A.[Member]
Related Parties (Details) - Schedule of Other Related Party Balances [Line Items]
Other related party balances	(46,380)	(72,494)
Future Foods B.V [Member]
Related Parties (Details) - Schedule of Other Related Party Balances [Line Items]
Other related party balances	(40,378)	(78,337)
INMET S.A.- Ingenieria Metabolica S.A [Member]
Related Parties (Details) - Schedule of Other Related Party Balances [Line Items]
Other related party balances	(19,750)
Agrality Inc.[Member]
Related Parties (Details) - Schedule of Other Related Party Balances [Line Items]
Other related party balances	$ (26,750)